Equity Method Investments	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Equity Method Investments
Note 9: Equity Method Investments
Equity method investments in the consolidated statement of financial position were comprised of the following:

	December 31,
	2024	2023
YPL	30	1,798
Other equity method investments	239	232
Total equity method investments	269	2,030
As of

December 31, 2024, total equity method investments primarily included the Company’s 19.9% minority interest in Elite (see note 7), the Company’s investment in 3 Times Square Associates LLC (“3XSQ Associates”), the Company’s ownership interest in a company affiliated with Pagero, which was acquired in January 2024 (see note 30), and its investment in York Parent Limited and its subsidiaries (“YPL”). The investment in YPL represented the Company’s indirect investment in LSEG shares, which it held through its direct investment in YPL, an entity incorporated under the laws of the Cayman Islands and jointly owned by the Company and Blackstone’s consortium (comprised of The Blackstone Group and its subsidiaries, and private equity funds affiliated with Blackstone). Refer to note 32 for related party transactions with equity method investees.
In 2024, LSEG agreed to amend the terms of the contractual
lock-up
provisions previously agreed between LSEG and the Blackstone consortium/Thomson Reuters entities that held the LSEG shares. The amended terms allowed the Company to sell its remaining LSEG shares that it indirectly owned through its direct investment in YPL. The Company subsequently sold its remaining 16.0 million shares of LSEG including 2.6 million that were subject to call options, for $1.9 billion of gross proceeds, which included $58 million from shares sold in 2023 that settled in 2024. Of this amount, $1.8 billion was received in the form of dividends from YPL and $24 million was received from the settlement of foreign exchange contracts the Company entered into to mitigate its currency risk on its investment because the investment in LSEG was denominated in British pounds sterling. As of December 31, 2024, the Company’s investment in YPL related to undistributed cash from the sale of its remaining LSEG shares indirectly owned by Thomson Reuters.
In 2023, the Company sold 56.0 million shares of LSEG that it indirectly owned for gross proceeds of $5.4 billion, which included $151 million from the settlement of foreign exchange contracts. Of this amount, $5.3 billion was received in the form of dividends from YPL.
The investment in LSEG was subject to equity accounting because the LSEG shares were held through YPL, over which the Company had significant influence. As YPL owned only the financial investment in LSEG shares, which the parties intended to sell over time, and was not involved in operating LSEG, the investment in LSEG shares held by YPL was accounted for at fair value, based on the share price of LSEG. Proceeds from sales of LSEG shares were recorded as a reduction of the Company’s investment (excluding amounts related to the settlement of the foreign exchange contracts) and presented as investing activities in the consolidated statement of cash flow.
The Company’s share of
post-tax
earnings (losses) in equity method investments as reported in the consolidated income statement is comprised of the following:

	Year ended December 31,
	2024	2023
YPL	68	1,099
Other equity method investments	(28)	(24)
Total share of post-tax earnings in equity method investments	40	1,075
The Company’s share of
post-tax
earnings (losses) in its YPL investment was comprised of the following items:

	Year ended December 31,
	2024	2023
(Decrease) increase in LSEG share price	(86)	785
Foreign exchange (losses) gains on LSEG shares	(3)	251
Dividend income	6	58
Loss from forward contract	-	(77)
Gain (loss) from call options	22	(15)
Historical excluded equity adjustment (1)	129	97
YPL - Share of post-tax earnings in equity method investments	68	1,099

(1)	Represents income from the recognition of the remaining cumulative impact of equity transactions that were excluded from the Company’s investment in YPL.

YPL was a material associate of the Company until the Company sold its remaining LSEG shares that it indirectly owned through YPL in the second quarter of 2024. Set forth below is summarized financial information for 100% of YPL from January 1, 2024 through June 30, 2024, and for the year ended December 31, 2023 when YPL was a material associate of the Company.

	Six months ended June 30,	Year ended December 31,
	2024	2023
Mark-to-market of LSEG shares	(394)	3,024
Dividend income	32	154
Loss from forward contract	-	(179)
Gain (loss) from call options	92	(63)
Net (loss) earnings	(270)	2,936
Total comprehensive (loss) income	(270)	2,936
The following table reconciles the net assets attributable to YPL to the Company’s carrying value of its investment in YPL as of December 31, 2023.

December 31,
2023
Assets
Current assets	160
Non-current assets	8,036
Total assets	8,196
Liabilities
Current liabilities	105
Non-current liabilities	236
Total liabilities	341
Net assets attributable to YPL	7,855

Net assets attributable to YPL - beginning period	14,598
Net earnings attributable to YPL	2,936
Distribution to owners	(9,679)
Net assets attributable to YPL - ending period	7,855
Thomson Reuters % share	24.6%
Thomson Reuters $ share	1,927
Historical excluded equity adjustment (1)	(129)
Thomson Reuters carrying amount	1,798

(1)	Represents the cumulative impact of equity transactions excluded from the Company’s investment in YPL.